Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional Paid-in Capital [Member]	Retained earnings [member]	Other reserves [member]	Treasury shares [member]	Total [member]	Non-controlling interests [member]
Balance at the beginning of the year at Dec. 31, 2022	R$ 1,375,547	R$ 15	R$ 1,382,038	R$ 81,310	R$ 24,149	R$ (114,978)	R$ 1,372,534	R$ 3,013
Profit for the year	219,459			220,608			220,608	(1,149)
Other comprehensive income:
Foreign exchange variation of investee located abroad	(2,603)				(2,603)		(2,603)
Fair value option of convertible preferred shares	34,141		34,141				34,141
Transactions costs from the issuance of preferred shares	(1,958)		(1,958)				(1,958)
Share based payments	10,330		(2,783)		10,330	2,783	10,330
Treasury shares bought, net of shares sold	(63,668)		(3,000)			(60,668)	(63,668)
Allocation of profit:
Dividends	(190,474)			(190,474)			(190,474)
Balance at the ending of the year at Dec. 31, 2023	1,380,774	15	1,408,438	111,444	31,876	(172,863)	1,378,910	1,864
Profit for the year	115,973			118,202			118,202	(2,229)
Other comprehensive income:
Foreign exchange variation of investee located abroad	26,498				26,498		26,498
Issuance of shares as part of business combination	692,156	3	692,153				692,156
Share based payments	15,395		(2,735)		15,395	2,735	15,395
Treasury shares bought, net of shares sold	(89,789)		(144)			(89,645)	(89,789)
Allocation of profit:
Dividends	(198,964)			(198,964)			(198,964)
Balance at the ending of the year at Dec. 31, 2024	1,942,043	18	2,097,712	30,682	73,769	(259,773)	1,942,408	(365)
Profit for the year	219,294			217,579			217,579	1,715
Other comprehensive income:
Foreign exchange variation of investee located abroad	(22,175)				(22,175)		(22,175)
Issuance of shares as part of business combination	141,806	1	141,805				141,806
Minority interest as part of a business combitaion	73,372							73,372
Redemption liability assumed as part of a business combination	(62,788)				(62,788)		(62,788)
Revaluation of redemption liability	(668)				(668)		(668)
Share based payments	23,861		(3,111)		23,861	3,111	23,861
Treasury shares bought, net of shares sold	(49,946)					(49,946)	(49,946)
Allocation of profit:
Dividends	(211,299)			(156,287)	(55,012)		(211,299)
Balance at the ending of the year at Dec. 31, 2025	R$ 2,053,500	R$ 19	R$ 2,236,406	R$ 91,974	R$ (43,013)	R$ (306,608)	R$ 1,978,778	R$ 74,722